Allowances for Deferred Income Tax Assets (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at Beginning of Year	14,531	28,643	30,194
Decrease		14,112	1,551
Increase	5,181
Balance at End of Year	19,712	14,531	28,643